Derivatives (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of detailed information about hedging instruments

Notional contract amounts and fair values of derivatives by product contract type held by HSBC
	Notional contract amount		Fair value – Assets			Fair value – Liabilities
	Trading	Hedging	Trading	Hedging	Total	Trading	Hedging	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Foreign exchange	6,215,518	28,768	78,089	428	78,517	74,915	853	75,768
Interest rate	19,751,577	178,289	235,430	1,365	236,795	229,989	3,042	233,031
Equities	590,156	—	9,353	—	9,353	11,845	—	11,845
Credit	391,798	—	4,692	—	4,692	5,369	—	5,369
Commodity and other	59,716	—	886	—	886	1,233	—	1,233
Gross total fair values	27,008,765	207,057	328,450	1,793	330,243	323,351	3,895	327,246
Offset (Note 29)					(110,425)			(110,425)
At 31 Dec 2017	27,008,765	207,057	328,450	1,793	219,818	323,351	3,895	216,821

Foreign exchange	5,819,814	26,281	126,185	1,228	127,413	118,813	968	119,781
Interest rate	13,729,757	215,006	253,398	1,987	255,385	245,941	4,081	250,022
Equities	472,169	—	7,410	—	7,410	9,240	—	9,240
Credit	448,220	—	5,199	—	5,199	5,767	—	5,767
Commodity and other	62,009	—	2,020	—	2,020	1,564	—	1,564
Gross total fair values	20,531,969	241,287	394,212	3,215	397,427	381,325	5,049	386,374
Offset (Note 29)					(106,555)			(106,555)
At 31 Dec 2016	20,531,969	241,287	394,212	3,215	290,872	381,325	5,049	279,819

Notional contract amounts and fair values of derivatives by product contract type held by HSBC Holdings with subsidiaries
	Notional contract amount		Fair value – Assets			Fair value – Liabilities
	Trading	Hedging	Trading	Hedging	Total	Trading	Hedging	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Foreign exchange	20,484	1,120	588	—	588	1,330	110	1,440
Interest rate	41,061	25,294	1,364	436	1,800	678	964	1,642
At 31 Dec 2017	61,545	26,414	1,952	436	2,388	2,008	1,074	3,082

Foreign exchange	23,442	1,120	223	—	223	3,201	239	3,440
Interest rate	26,858	24,356	1,478	447	1,925	639	946	1,585
At 31 Dec 2016	50,300	25,476	1,701	447	2,148	3,840	1,185	5,025

Notional contract amounts and fair values of derivatives designated as fair value hedges by product type
	2017			2016
	Notional	Fair Value Assets	Fair Value Liabilities	Notional	Fair Value Assets	Fair Value Liabilities
	$m	$m	$m	$m	$m	$m
HSBC
Foreign exchange	1,027	—	23	618	10	22
Interest rate	112,714	1,020	2,744	124,361	1,078	3,726
At 31 Dec	113,741	1,020	2,767	124,979	1,088	3,748
HSBC Holdings
Foreign exchange	1,120	—	110	1,120	—	239
Interest rate	25,294	436	964	24,356	447	946
At 31 Dec	26,414	436	1,074	25,476	447	1,185

Gains or losses arising from fair value hedges
	2017	2016	2015
	$m	$m	$m
HSBC
Gains/(losses):
– on hedging instruments	621	(439)	40
– on the hedged items attributable to the hedged risk	(617)	462	(51)
Year ended 31 Dec	4	23	(11)
HSBC Holdings
Gains/(losses):
– on hedging instruments	(57)	(909)	(4)
– on the hedged items attributable to the hedged risk	23	926	6
Year ended 31 Dec	(34)	17	2

Notional contract amounts and fair values of derivatives designated as cash flow hedges by product held by HSBC
	2017			2016
	Notional	Assets	Liabilities	Notional	Assets	Liabilities
	$m	$m	$m	$m	$m	$m
Foreign Exchange	22,741	424	759	25,663	1,081	939
Interest rate	65,575	345	298	90,645	909	355
At 31 Dec	88,316	769	1,057	116,308	1,990	1,294

Disclosure of detailed information about financial instruments

Maximum exposure to credit risk
(Audited)
	2017			2016
	Maximum exposure	Offset	Net	Maximum exposure	Offset	Net
	$m	$m	$m	$m	$m	$m
Derivatives	219,818	(204,829)	14,989	290,872	(262,233)	28,639
Loans and advances to customers held at amortised cost	962,964	(35,414)	927,550	861,504	(33,657)	827,847
– personal	374,762	(2,946)	371,816	337,826	(3,629)	334,197
– corporate and commercial	516,754	(29,459)	487,295	460,209	(27,686)	432,523
– non-bank financial institutions	71,448	(3,009)	68,439	63,469	(2,342)	61,127
Loans and advances to banks held at amortised cost	90,393	(273)	90,120	88,126	(248)	87,878
Reverse repurchase agreements – non-trading	201,553	(3,724)	197,829	160,974	(4,764)	156,210
Total balance sheet exposure to credit risk	2,305,592	(244,240)	2,061,352	2,204,751	(300,902)	1,903,849
Total off-balance sheet	723,917	—	723,917	692,915	—	692,915
– financial guarantees and similar contracts	38,328	—	38,328	37,072	—	37,072
– loan and other credit-related commitments	685,589	—	685,589	655,843	—	655,843
At 31 Dec	3,029,509	(244,240)	2,785,269	2,897,666	(300,902)	2,596,764

Unamortised balance of derivatives valued using models with significant unobservable inputs
		2017	2016
	Footnote	$m	$m
Unamortised balance at 1 Jan		99	97
Deferral on new transactions		191	156
Recognised in the income statement during the year:		(187)	(140)
– amortisation		(85)	(70)
– subsequent to unobservable inputs becoming observable		(2)	(5)
– maturity, termination or offsetting derivative		(100)	(65)
Exchange differences		10	(13)
Other		(7)	(1)
Unamortised balance at 31 Dec	1	106	99

1	This amount is yet to be recognised in the consolidated income statement.

Disclosure of forecasted principal balances on future cash flows

Forecast principal balances on which interest cash flows are expected to arise
	3 months or less	More than 3 months but less than 1 year	5 years or less but more than 1 year	More than 5 years
	$m	$m	$m	$m
Net cash inflows/(outflows) exposure
Assets	70,769	65,771	44,347	956
Liabilities	(7,729)	(7,017)	(4,992)	(536)
At 31 Dec 2017	63,040	58,754	39,355	420

Net cash inflows/(outflows) exposure
Assets	83,472	79,749	57,553	2,750
Liabilities	(13,169)	(12,977)	(11,761)	(1,502)
At 31 Dec 2016	70,303	66,772	45,792	1,248